REPURCHASE AGREEMENTS AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Repurchase Agreements [Abstract]
Schedule of repurchase agreements and remaining maturities	As of December 31, 2020 and 2019, the Company’s repurchase agreements had remaining maturities as summarized below:
($ in thousands)
	OVERNIGHT	BETWEEN 2	BETWEEN 31	GREATER
	(1 DAY OR	AND	AND	THAN
	LESS)	30 DAYS	90 DAYS	90 DAYS	TOTAL
December 31, 2020
Fair market value of securities pledged, including
accrued interest receivable	$-	$2,112,969	$1,560,798	$55,776	$3,729,543
Repurchase agreement liabilities associated with
these securities	$-	$2,047,897	$1,494,500	$53,189	$3,595,586
Net weighted average borrowing rate	-	0.23%	0.22%	0.30%	0.23%
December 31, 2019
Fair market value of securities pledged, including
accrued interest receivable	$-	$2,470,263	$1,005,517	$120,941	$3,596,721
Repurchase agreement liabilities associated with
these securities	$-	$2,361,378	$964,368	$122,360	$3,448,106
Net weighted average borrowing rate	-	2.04%	1.94%	2.60%	2.03%